UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.1%
	Shares	Value
CONSUMER DISCRETIONARY — 11.7%
McDonald’s	54,150	$5,099,305
TJX	75,400	4,324,944
Walt Disney	85,234	6,188,841

		15,613,090

CONSUMER STAPLES — 13.0%
Coca-Cola	76,942	2,909,946
CVS Caremark	93,891	6,358,299
PepsiCo	55,000	4,419,800
Procter & Gamble	48,600	3,723,732

		17,411,777

ENERGY — 9.2%
Chevron	34,000	3,795,420
Exxon Mobil	45,602	4,202,680
Schlumberger	49,300	4,317,201

		12,315,301

FINANCIAL SERVICES — 14.3%
American Express	33,500	2,848,170
BlackRock, Cl A	16,000	4,807,520
JPMorgan Chase	87,000	4,816,320
Wells Fargo	147,995	6,710,093

		19,182,103

HEALTH CARE — 17.7%
Becton Dickinson	40,100	4,335,612
Covidien	73,200	4,995,168
Johnson & Johnson	61,450	5,436,482
Novartis ADR	58,000	4,586,060
UnitedHealth Group	60,400	4,365,712

		23,719,034

INDUSTRIAL — 11.1%
Eaton	78,800	5,759,492
Union Pacific	21,400	3,728,736
United Technologies	47,060	5,365,781

		14,854,009

INFORMATION SERVICES — 18.5%
Accenture, Cl A	63,155	5,044,821
Apple	10,320	5,166,192
International Business Machines	25,500	4,505,340
Oracle	90,000	3,321,000
QUALCOMM	91,500	6,791,130

		24,828,483

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 3.6%
E.I. du Pont de Nemours	80,064	$4,884,705

TOTAL COMMON STOCK (Cost $100,029,343)		132,808,502

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $1,246,015)	1,246,015	1,246,015

TOTAL INVESTMENTS — 100.0% (Cost $101,275,358)†		$134,054,517

Percentages are based on Net Assets of $134,071,896.
(A)	The rate reported is the 7-day effective yield as of January 31, 2014.
ADR	American Depositary Receipt
Cl	Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 investments.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $101,275,358, and the unrealized appreciation and depreciation were $33,769,164 and $(990,005), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014